Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Furniture and fixtures	10 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	Life of lease
Property and equipment consisted of the following (in thousands):
	December 31,
	2021	2020
Furniture and fixtures	$26	$26
Computer equipment	314	254
Leasehold improvements	90	90
Property and equipment, gross	430	370
Accumulated depreciation	(368)	(313)
Property and equipment, net	$62	$57